OTHER ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets And Liabilities
Schedule of other non-current assets
Other assets consisted of the following items as of December 31:

	2024	2023

Other non-current assets
Customer acquisition costs *	87	98
Tax advances (non-income tax)	6	6
Other non-financial assets	84	74
Total other non-current assets	177	178

Other current assets
Advances to suppliers	66	44
Input value added tax	46	45
Prepaid taxes	49	51
Other assets	80	60
Total other current assets	241	200
*For further details including the accounting policy, refer to Note 3.

Schedule of other current assets
Other assets consisted of the following items as of December 31:

	2024	2023

Other non-current assets
Customer acquisition costs *	87	98
Tax advances (non-income tax)	6	6
Other non-financial assets	84	74
Total other non-current assets	177	178

Other current assets
Advances to suppliers	66	44
Input value added tax	46	45
Prepaid taxes	49	51
Other assets	80	60
Total other current assets	241	200
*For further details including the accounting policy, refer to Note 3.

Schedule of other non-current liabilities	Other liabilities consisted of the following items as of December 31:

	2024	2023

Other non-current liabilities
Long-term deferred revenue *	8	13
Other liabilities	14	16
Total other non-current liabilities	22	29

Other current liabilities
Taxes payable (non-income tax)	130	124
Short-term deferred revenue *	93	109
Customer advances *	36	35
Other payments to authorities	63	66
Due to employees	80	84
Other liabilities	30	39
Total other current liabilities	432	457
*For further details including the accounting policy, refer to Note 3.

Schedule of other current liabilities	Other liabilities consisted of the following items as of December 31:

	2024	2023

Other non-current liabilities
Long-term deferred revenue *	8	13
Other liabilities	14	16
Total other non-current liabilities	22	29

Other current liabilities
Taxes payable (non-income tax)	130	124
Short-term deferred revenue *	93	109
Customer advances *	36	35
Other payments to authorities	63	66
Due to employees	80	84
Other liabilities	30	39
Total other current liabilities	432	457
*For further details including the accounting policy, refer to Note 3.